Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [Abstract]
As part of non-current assets	$ 15,862	$ 6,382
As part of current liabilities	0	(1,285)
As part of non-current liabilities	(136,590)	(97,800)
Deferred tax asset (liability)	$ (120,728)	$ (92,703)	$ (97,181)